Performance Management - Oakmark U.S. Concentrated ETF	Jun. 25, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, call 800-458-7452 or go to oakmark.com/etfs/oakl for performance information. Past performance (before and after taxes) is not a prediction of future results.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not a prediction of future results.
Performance One Year or Less [Text]	Performance history will be included for the Fund after the Fund has been in operation for one calendar year.
Performance Availability Website Address [Text]	oakmark.com/etfs/oakl
Performance Availability Phone [Text]	800-458-7452